Description of Business	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Description of Business

Laureate Education, Inc. and subsidiaries (hereinafter Laureate, we, us, our, or the Company) provide higher education programs and services to students through an international network of licensed universities and higher education institutions (institutions). Laureate's programs are provided through institutions that are campus-based and internet-based, or through electronically distributed educational programs (online). On October 1, 2015, we redomiciled in Delaware as a public benefit corporation as a demonstration of our long-term commitment to our mission to benefit our students and society.

On February 6, 2017, the Company completed an initial public offering (IPO) of shares of its Class A common stock, a newly established class of the Company’s common stock of which 700,000 shares were authorized and, as of February 1, 2017, the Company's shares became listed on the Nasdaq Global Select Market under the symbol ‘‘LAUR’’. The Company sold 35,000 shares of its Class A common stock in the IPO at a price of $14.00 per share, resulting in net proceeds to the Company, after deducting underwriting discounts and commissions and offering expenses payable by us, of $456,359. On January 31, 2017, in connection with our IPO, our Amended and Restated Certificate of Incorporation was accepted for filing by the Secretary of State of the State of Delaware, and effective upon such filing, a 4 to 1 reverse stock split for our common stock was consummated and each share of our common stock then outstanding was automatically reclassified into one fourth of one share of Class B Common Stock, a newly established class of the Company’s common stock, with any resulting fractional shares rounded down to the next whole share. These financial statements reflect the reverse stock split.

As previously disclosed in our Quarterly Report on Form 10-Q for the period ended September 30, 2017, and as further discussed in Note 7, Business and Geographic Segment Information, effective August 1, 2017, we changed our operating segments in order to realign our segments according to how our chief operating decision maker allocates resources and assesses performance. The segment changes resulted in Laureate increasing its number of operating segments from three to six, and is consistent with our goal of flattening our organizational structure to improve decision speed and operating effectiveness.

The change includes the creation of three operating segments (Brazil, Mexico and Andean & Iberian) from the previous Latin America (LatAm) segment. Our institutions in Spain and Portugal (Iberian) have moved from the Europe, Middle East, Africa and Asia Pacific (EMEAA) segment and combined with our institutions in Chile and Peru to form the Andean & Iberian segment. In addition, our institutions in Central America, which were previously part of the LatAm segment, have combined with our campus-based institutions in the United States, which were previously part of the GPS segment, to form the Central America & U.S. Campuses segment. The Online & Partnerships segment consists of the online institutions that were previously part of the GPS segment. We have renamed our Andean & Iberian segment as Andean and our EMEAA segment as Rest of World. In summary, our six operating segments are as follows:

•	Brazil;

•	Mexico;

•	Andean;

•	Central America & U.S. Campuses;

•	Rest of World; and

•	Online & Partnerships.

This change has been reflected in the segment information for the year ended December 31, 2017. As required, the segment information presented for comparative purposes for the years ended December 31, 2016 and 2015 has also been revised to reflect this change.

Discontinued Operations

As reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2017 (the 2017 Form 10-K), in 2017 the Company announced the divestiture of certain subsidiaries in our Rest of World and Central America & U.S. Campuses segments. On August 9, 2018, the Company announced that it plans to divest additional subsidiaries located in Europe, Asia and Central America, which are included in the Rest of World, Andean and Central America & U.S. Campuses segments. After completing all of the announced divestitures, the Company’s remaining principal markets will be Brazil, Chile, Mexico and Peru, along with the Online & Partnerships segment and the institutions in Australia and New Zealand. This represents a strategic shift that will have a major effect on the Company's operations and financial results. Accordingly, all of the divestitures that are part of this strategic shift, including the divestitures announced on August 9, 2018 and those announced previously, are now accounted for as discontinued operations for all periods presented, in accordance with Accounting Standards Codification (ASC) 205-20, ‘‘Discontinued Operations.’’ See Note 3, Discontinued Operations, for more information. Unless indicated otherwise, the information in the footnotes to the Consolidated Financial Statements relates to continuing operations.